Shareholders' Equity - Changes in AOCI Attributable to Stockholders (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OCI before reclassifications	$ 338	$ (115)	$ (321)
Amounts reclassified from AOCI	(20)	24	172
OCI Balance	318	(91)	(149)
Cumulative tax impact	(1)	2	(4)
OCI Balance, net of tax	317	(89)	(153)
Balance	647	329	420	$ 569
Cumulative tax impact	41	42	40	44
Balance, net of tax	688	371	460	613
Foreign Currency Translation Adjustments ("CTA") [Member]
OCI before reclassifications	224	(57)	(202)
Amounts reclassified from AOCI			(10)
OCI Balance	224	(57)	(212)
OCI Balance, net of tax	224	(57)	(212)
Balance	768	544	601	813
Balance, net of tax	768	544	601	813
Accumulated Defined Benefit Plan Items [Member]
OCI before reclassifications	(6)	(25)	(2)
Amounts reclassified from AOCI	10	15	12
OCI Balance	4	(10)	10
Cumulative tax impact	(1)	2	(4)
OCI Balance, net of tax	3	(8)	6
Balance	(166)	(170)	(160)	(170)
Cumulative tax impact	41	42	40	44
Balance, net of tax	(125)	(128)	(120)	(126)
Accumulated Net Gains (Losses) on Available-for-Sale Securities [Member]
OCI before reclassifications	(2)
OCI Balance	(2)
OCI Balance, net of tax	(2)
Balance		2	2	2
Balance, net of tax		2	2	2
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
OCI before reclassifications	122	(33)	(117)
Amounts reclassified from AOCI	(30)	9	170
OCI Balance	92	(24)	53
OCI Balance, net of tax	92	(24)	53
Balance	45	(47)	(23)	(76)
Balance, net of tax	$ 45	$ (47)	$ (23)	$ (76)